Inventories (Tables)	3 Months Ended
Mar. 31, 2023
Inventory [Abstract]
Disclosure Of Inventory Information Explanatory
Inventory as of March 31, 2023 and December 31, 2022 consisted of the following:

(in KUSD)	As of March 31, 2023	As of December 31, 2022
Work in process	17,961	18,165
Finished goods	289	399
Total inventory	18,250	18,564